Commitments and Contingencies (Details Narrative)	6 Months Ended
	Dec. 31, 2025	Jul. 25, 2026	Apr. 11, 2026
Commitments and Contingencies Disclosure [Abstract]
Royalty percent		5.00%	5.00%
Intellectual description property rights	Pursuant to the Intellectual Property Rights Agreement entered into on April 18, 2019, by and between BioVie and DOCUCHEM SLU BioVie is obligated to pay DOCUCHEM SLU $25,000 on the issuance of the U.S. patent for terlipressin and $50,000 each calendar year in which the gross sales in the U.S. of a product covered by a claim of an issued U.S. patent as directed to terlipressin exceeds $10,000,000. The assignment of this technology transfer agreement to the Company will be effected upon completion of the IPO.